		•	Pacific Select Fund
June 30, 2005		•	Pacific Select Exec Separate Account of Pacific Life Insurance Company
Semi-Annual Reports
Pacific Select

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-6
Statements of Changes in Net Assets	B-11
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Trustees and Officers Information	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-4
Where to Go for More Information	F-10
PACIFIC SELECT EXEC SEPARATE ACCOUNT

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (Unaudited)
(In thousands)

	Blue	Aggressive	Financial	Diversified			Short	Concentrated	Growth
	Chip	Growth	Services	Research	Equity	Technology	Duration Bond	Growth	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account (1)	Account

ASSETS
Investments:
Blue Chip Portfolio	$49,901
Aggressive Growth Portfolio		$19,808
Financial Services Portfolio			$6,891
Diversified Research Portfolio				$61,097
Equity Portfolio					$46,075
Technology Portfolio						$9,104
Short Duration Bond Portfolio							$37,772
Concentrated Growth Portfolio (1)								$5,581
Growth LT Portfolio									$278,229
Receivables:
Due from Pacific Life Insurance Company	—	4	6	97	57	3	35	—	69
Fund shares redeemed	13	—	—	—	—	—	—	45	—

Total Assets	49,914	19,812	6,897	61,194	46,132	9,107	37,807	5,626	278,298

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13	—	—	—	—	—	—	45	—
Fund shares purchased	—	4	6	97	57	3	35	—	69

Total Liabilities	13	4	6	97	57	3	35	45	69

NET ASSETS	$49,901	$19,808	$6,891	$61,097	$46,075	$9,104	$37,772	$5,581	$278,229

Shares Owned in each Portfolio	6,547	2,259	658	5,267	2,627	1,980	3,879	1,312	14,694

Cost of Investments	$49,071	$19,099	$6,377	$57,256	$45,356	$8,842	$38,225	$5,179	$328,427

(1)	Formerly named I-Net TollkeeperSM Variable Account and I-Net Tollkeeper PortfolioSM.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands)

	Focused	Health	Mid-Cap	International	Capital	International	Equity	Small-Cap	Fasciano
	30	Sciences	Value	Value	Opportunities	Large-Cap	Index	Index	Small Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account (1)

ASSETS
Investments:
Focused 30 Portfolio	$13,012
Health Sciences Portfolio		$13,599
Mid-Cap Value Portfolio			$171,282
International Value Portfolio				$199,863
Capital Opportunities Portfolio					$10,255
International Large-Cap Portfolio						$110,307
Equity Index Portfolio							$483,499
Small-Cap Index Portfolio								$270,331
Fasciano Small Equity Portfolio (1)									$40,646
Receivables:
Due from Pacific Life Insurance Company	37	7	213	102	—	120	—	—	50
Fund shares redeemed	—	—	—	—	57	—	29	12	—

Total Assets	13,049	13,606	171,495	199,965	10,312	110,427	483,528	270,343	40,696

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	57	—	29	12	—
Fund shares purchased	37	7	213	102	—	120	—	—	50

Total Liabilities	37	7	213	102	57	120	29	12	50

NET ASSETS	$13,012	$13,599	$171,282	$199,863	$10,255	$110,307	$483,499	$270,331	$40,646

Shares Owned in each Portfolio	1,520	1,390	10,088	13,683	1,201	14,349	17,032	19,905	3,867

Cost of Investments	$11,522	$12,374	$152,784	$159,290	$9,904	$99,498	$499,055	$237,674	$33,019

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands)

	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money	High Yield	Equity
	Value	Strategy	Street® Core	Markets	Bond	Managed	Market	Bond	Income
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Value Portfolio	$38,357
Multi-Strategy Portfolio		$107,597
Main Street® Core Portfolio			$144,172
Emerging Markets Portfolio				$71,069
Managed Bond Portfolio					$303,261
Inflation Managed Portfolio						$147,219
Money Market Portfolio							$179,602
High Yield Bond Portfolio								$73,431
Equity Income Portfolio									$18,497
Receivables:
Due from Pacific Life Insurance Company	—	22	42	—	287	17	130	68	—
Fund shares redeemed	28	—	—	20	—	—	—	—	26

Total Assets	38,385	107,619	144,214	71,089	303,548	147,236	179,732	73,499	18,523

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	28	—	—	20	—	—	—	—	26
Fund shares purchased	—	22	42	—	287	17	130	68	—

Total Liabilities	28	22	42	20	287	17	130	68	26

NET ASSETS	$38,357	$107,597	$144,172	$71,069	$303,261	$147,219	$179,602	$73,431	$18,497

Shares Owned in each Portfolio	2,537	6,483	7,146	4,988	27,421	12,601	17,809	10,603	1,600

Cost of Investments	$35,972	$96,105	$139,080	$43,817	$306,901	$151,915	$179,795	$73,663	$17,766

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands)

						American
						Funds®	American
	Large-Cap		Mid-Cap	Real	VN Small-	Growth-	Funds®
	Value	Comstock	Growth	Estate	Cap Value	Income	Growth	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Account	Account	Account
	Account	Account	Account	Account	Account	Account	Account	I	II	III

ASSETS
Investments:
Large-Cap Value Portfolio	$121,251
Comstock Portfolio		$50,382
Mid-Cap Growth Portfolio			$23,774
Real Estate Portfolio				$86,059
VN Small-Cap Value Portfolio					$1,438
American Funds® Growth-Income Portfolio						$12,332
American Funds® Growth Portfolio							$16,029
Brandes International Equity Fund								$68,291
Turner Core Growth Fund									$26,157
Frontier Capital Appreciation Fund										$35,938
Receivables:
Due from Pacific Life Insurance Company	38	34	—	19	2	37	83	—	—	—
Fund shares redeemed	—	—	28	—	—	—	—	20	31	47

Total Assets	121,289	50,416	23,802	86,078	1,440	12,369	16,112	68,311	26,188	35,985

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	28	—	—	—	—	20	31	47
Fund shares purchased	38	34	—	19	2	37	83	—	—	—

Total Liabilities	38	34	28	19	2	37	83	20	31	47

NET ASSETS	$121,251	$50,382	$23,774	$86,059	$1,438	$12,332	$16,029	$68,291	$26,157	$35,938

Shares Owned in each Portfolio/Fund	9,641	5,113	3,385	3,914	133	1,188	1,502	4,223	1,763	1,649

Cost of Investments	$105,540	$50,265	$19,971	$61,206	$1,379	$12,166	$15,577	$60,016	$22,152	$32,846

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2005 (Unaudited)
(In thousands)

					Fidelity	Mercury	Mercury
		Fidelity® VIP	Fidelity VIP	Fidelity VIP	VIP Value	Basic	Global	T. Rowe Price		Van Eck
		Contrafund®	Growth	Mid Cap	Strategies	Value V.I.	Allocation V.I.	Blue Chip	T. Rowe Price	Worldwide
		Service	Service	Service	Service	Fund	Fund	Growth	Equity Income	Hard Assets
	Variable	Class 2	Class 2	Class 2	Class 2	Class III	Class III	Portfolio — II	Portfolio — II	Fund
	Account	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	V	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Business Opportunity Value Fund	$15,028
Fidelity® VIP Contrafund® Portfolio Service Class 2		$15,741
Fidelity VIP Growth Portfolio Service Class 2			$19
Fidelity VIP Mid Cap Portfolio Service Class 2				$1,033
Fidelity VIP Value Strategies Portfolio Service Class 2					$87
Mercury Basic Value V.I. Fund Class III						$64
Mercury Global Allocation V.I. Fund Class III							$534
T. Rowe Price Blue Chip Growth Portfolio — II								$143
T. Rowe Price Equity Income Portfolio — II									$5,962
Van Eck Worldwide Hard Assets Fund										$5,221
Receivables:
Due from Pacific Life Insurance Company	—	10	—	10	—	—	—	—	7	—
Fund shares redeemed	35	—	—	—	—	—	—	—	—	4

Total Assets	15,063	15,751	19	1,043	87	64	534	143	5,969	5,225

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	35	—	—	—	—	—	—	—	—	4
Fund shares purchased	—	10	—	10	—	—	—	—	7	—

Total Liabilities	35	10	—	10	—	—	—	—	7	4

NET ASSETS	$15,028	$15,741	$19	$1,033	$87	$64	$534	$143	$5,962	$5,221

Shares Owned in each Portfolio/Fund	1,254	578	1	34	7	4	46	16	272	245

Cost of Investments	$13,840	$15,506	$19	$1,002	$85	$66	$530	$140	$6,007	$4,832

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

							Short
	Blue	Aggressive	Financial	Diversified			Duration	Concentrated	Growth
	Chip	Growth	Services	Research	Equity	Technology	Bond	Growth	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account (1)	Account

INVESTMENT INCOME
Dividends	$4	$—	$51	$—	$15	$—	$504	$—	$118

Net Investment Income	4	—	51	—	15	—	504	—	118

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	2,015	1,117	134	1,895	(2,145)	(26)	(196)	116	(25,397)
Change in net unrealized appreciation (depreciation) on investments	(4,146)	(1,449)	(401)	(2,834)	451	(158)	(4)	(384)	18,896

Net Loss on Investments	(2,131)	(332)	(267)	(939)	(1,694)	(184)	(200)	(268)	(6,501)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,127)	($332)	($216)	($939)	($1,679)	($184)	$304	($268)	($6,383)

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Focused	Health	Mid-Cap	International	Capital	International	Equity	Small-Cap	Fasciano
	30	Sciences	Value	Value	Opportunities	Large-Cap	Index	Index	Small Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account (1)

INVESTMENT INCOME
Dividends	$4	$272	$13,299	$383	$11	$—	$2,208	$—	$—

Net Investment Income	4	272	13,299	383	11	—	2,208	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	667	335	6,395	8,278	1,696	1,186	(7,949)	4,904	784
Change in net unrealized appreciation (depreciation) on investments	(141)	(212)	(17,191)	(11,079)	(2,030)	(3,306)	1,188	(10,013)	(1,520)

Net Gain (Loss) on Investments	526	123	(10,796)	(2,801)	(334)	(2,120)	(6,761)	(5,109)	(736)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$530	$395	$2,503	($2,418)	($323)	($2,120)	($4,553)	($5,109)	($736)

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money	High Yield	Equity
	Value	Strategy	Street Core	Markets	Bond	Managed	Market	Bond	Income
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account
INVESTMENT INCOME
Dividends	$1,729	$—	$17	$73	$13,580	$12,438	$2,400	$2,485	$585

Net Investment Income	1,729	—	17	73	13,580	12,438	2,400	2,485	585

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	2,942	(34)	(6,309)	1,536	616	943	90	2,358	576
Change in net unrealized appreciation (depreciation) on investments	(2,779)	1,569	5,510	3,728	(6,528)	(9,382)	(67)	(4,492)	(977)

Net Gain (Loss) on Investments	163	1,535	(799)	5,264	(5,912)	(8,439)	23	(2,134)	(401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,892	$1,535	($782)	$5,337	$7,668	$3,999	$2,423	$351	$184

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

						American
						Funds	American
	Large-Cap		Mid-Cap	Real	VN Small-	Growth-	Funds
	Value	Comstock	Growth	Estate	Cap Value	Income	Growth	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Account	Account	Account
	Account	Account	Account	Account	Account (1)	Account (1)	Account (1)	I	II	III

INVESTMENT INCOME
Dividends	$—	$1,357	$—	$3,268	$—	$—	$—	$936	$1	$—

Net Investment Income	—	1,357	—	3,268	—	—	—	936	1	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	5,343	4,124	427	2,825	3	83	156	225	686	2,822
Change in net unrealized appreciation (depreciation) on investments	(6,434)	(6,143)	300	103	59	166	452	(3,425)	(294)	(3,120)

Net Gain (Loss) on Investments	(1,091)	(2,019)	727	2,928	62	249	608	(3,200)	392	(298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,091)	($662)	$727	$6,196	$62	$249	$608	($2,264)	$393	($298)

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)
(In thousands)

				Fidelity	Mercury	Mercury
		Fidelity VIP	Fidelity VIP	VIP Value	Basic	Global	T. Rowe Price		Van Eck
		Contrafund	Mid Cap	Strategies	Value V.I.	Allocation V.I.	Blue Chip	T. Rowe Price	Worldwide
		Service	Service	Service	Fund	Fund	Growth	Equity Income	Hard Assets
	Variable	Class 2	Class 2	Class 2	Class III	Class III	Portfolio — II	Portfolio — II	Fund
	Account	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	V	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)

INVESTMENT INCOME
Dividends (2)	$244	$—	$—	$—	$—	$—	$—	$24	$—

Net Investment Income	244	—	—	—	—	—	—	24	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	331	(2)	(1)	11	—	—	(1)	—	(14)
Change in net unrealized appreciation (depreciation) on investments	(567)	235	31	2	(1)	4	4	(44)	389

Net Gain (Loss) on Investments	(236)	233	30	13	(1)	4	3	(44)	375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS (3)	$8	$233	$30	$13	($1)	$4	$3	($20)	$375

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Mercury Basic Value V.I. Fund Class III and Mercury Global Allocation V.I. Fund Class III declared dividends during the period. The amounts received by Mercury Basic Value V.I. Fund Class III Variable Account and Mercury Global Allocation V.I. Fund Class III Variable Account in full dollars were $232 and $176, respectively.

(3)	The Fidelity VIP Growth Service Class 2 Variable Account was not shown on the above Statements of Operations due to rounding. Net realized gain from security transactions and change in net unrealized appreciation on investments during the period in full dollars were $5 and $75, respectively.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Financial Services		Diversified Research
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4	$401	$—	$—	$51	$57	$—	$319
Net realized gain (loss) from security transactions	2,015	(449)	1,117	10	134	251	1,895	3,012
Change in net unrealized appreciation (depreciation) on investments	(4,146)	3,040	(1,449)	1,458	(401)	208	(2,834)	1,738

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,127)	2,992	(332)	1,468	(216)	516	(939)	5,069

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,620	12,839	1,065	2,369	535	1,110	3,647	8,270
Transfers between variable accounts, net	(16,431)	14,031	1,693	7,275	(12)	948	4,227	5,644
Transfers—policy charges and deductions	(3,240)	(5,891)	(551)	(928)	(327)	(602)	(1,966)	(3,277)
Transfers—surrenders	(1,061)	(2,329)	(280)	(314)	(82)	(209)	(1,055)	(1,594)
Transfers—other	(600)	(764)	1,414	781	(18)	(55)	(243)	(552)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(14,712)	17,886	3,341	9,183	96	1,192	4,610	8,491

NET INCREASE (DECREASE) IN NET ASSETS	(16,839)	20,878	3,009	10,651	(120)	1,708	3,671	13,560

NET ASSETS
Beginning of Period/Year	66,740	45,862	16,799	6,148	7,011	5,303	57,426	43,866

End of Period/Year	$49,901	$66,740	$19,808	$16,799	$6,891	$7,011	$61,097	$57,426

(1)	Unaudited. See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity		Technology		Short Duration Bond		Concentrated Growth
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$15	$371	$—	$—	$504	$645	$—	$—
Net realized gain (loss) from security transactions	(2,145)	(6,552)	(26)	823	(196)	(36)	116	534
Change in net unrealized appreciation (depreciation) on investments	451	8,642	(158)	(671)	(4)	(352)	(384)	84

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,679)	2,461	(184)	152	304	257	(268)	618

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,773	7,487	744	1,917	2,986	5,889	395	1,091
Transfers between variable accounts, net	(1,000)	(3,009)	(470)	(134)	3,677	12,750	(295)	(830)
Transfers—policy charges and deductions	(1,884)	(4,057)	(451)	(928)	(1,359)	(2,316)	(276)	(603)
Transfers—surrenders	(1,029)	(3,571)	(344)	(254)	(604)	(854)	(71)	(159)
Transfers—other	(84)	(410)	131	(121)	(165)	(282)	(18)	(87)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,224)	(3,560)	(390)	480	4,535	15,187	(265)	(588)

NET INCREASE (DECREASE) IN NET ASSETS	(2,903)	(1,099)	(574)	632	4,839	15,444	(533)	30

NET ASSETS
Beginning of Period/Year	48,978	50,077	9,678	9,046	32,933	17,489	6,114	6,084

End of Period/Year	$46,075	$48,978	$9,104	$9,678	$37,772	$32,933	$5,581	$6,114

(1)	Formerly named I-Net Tollkeeper Variable Account.

(2)	Unaudited. See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Growth LT		Focused 30		Health Sciences		Mid-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$118	$—	$4	$4	$272	$—	$13,299	$519
Net realized gain (loss) from security transactions	(25,397)	(60,456)	667	289	335	595	6,395	2,665
Change in net unrealized appreciation (depreciation) on investments	18,896	88,693	(141)	727	(212)	142	(17,191)	25,151

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,383)	28,237	530	1,020	395	737	2,503	28,335

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	17,766	37,877	589	1,190	929	1,847	9,519	16,492
Transfers between variable accounts, net	(10,304)	(17,348)	3,741	2,381	779	1,204	8,089	24,263
Transfers—policy charges and deductions	(11,781)	(24,781)	(444)	(669)	(540)	(1,052)	(5,643)	(9,523)
Transfers—surrenders	(9,396)	(17,271)	(233)	(159)	(122)	(404)	(2,895)	(5,087)
Transfers—other	(405)	(1,979)	(53)	(157)	(93)	100	650	478

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(14,120)	(23,502)	3,600	2,586	953	1,695	9,720	26,623

NET INCREASE (DECREASE) IN NET ASSETS	(20,503)	4,735	4,130	3,606	1,348	2,432	12,223	54,958

NET ASSETS
Beginning of Period/Year	298,732	293,997	8,882	5,276	12,251	9,819	159,059	104,101

End of Period/Year	$278,229	$298,732	$13,012	$8,882	$13,599	$12,251	$171,282	$159,059

(1)	Unaudited. See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	International Value		Capital Opportunities		International Large-Cap		Equity Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$383	$3,050	$11	$106	$—	$785	$2,208	$8,127
Net realized gain (loss) from security transactions	8,278	4,253	1,696	(249)	1,186	3,410	(7,949)	(4,029)
Change in net unrealized appreciation (depreciation) on investments	(11,079)	22,440	(2,030)	1,859	(3,306)	9,043	1,188	43,129

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,418)	29,743	(323)	1,716	(2,120)	13,238	(4,553)	47,227

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	12,958	24,517	1,458	3,020	7,291	13,216	27,888	60,370
Transfers between variable accounts, net	(10,165)	2,727	(5,413)	912	23,505	8,576	(6,818)	6,455
Transfers—policy charges and deductions	(7,127)	(13,559)	(758)	(1,484)	(4,044)	(6,667)	(16,894)	(34,363)
Transfers—surrenders	(5,059)	(11,536)	(268)	(558)	(2,001)	(3,216)	(11,755)	(26,964)
Transfers—other	(617)	(1,047)	(282)	(222)	(469)	(596)	(1,288)	(2,079)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,010)	1,102	(5,263)	1,668	24,282	11,313	(8,867)	3,419

NET INCREASE (DECREASE) IN NET ASSETS	(12,428)	30,845	(5,586)	3,384	22,162	24,551	(13,420)	50,646

NET ASSETS
Beginning of Period/Year	212,291	181,446	15,841	12,457	88,145	63,594	496,919	446,273

End of Period/Year	$199,863	$212,291	$10,255	$15,841	$110,307	$88,145	$483,499	$496,919

(1)	Unaudited. See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Small-Cap Index		Fasciano Small Equity		Small-Cap Value		Multi-Strategy
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,702	$—	$226	$1,729	$947	$—	$1,752
Net realized gain (loss) from security transactions	4,904	13,176	784	(2,131)	2,942	656	(34)	(1,531)
Change in net unrealized appreciation (depreciation) on investments	(10,013)	28,118	(1,520)	7,685	(2,779)	3,452	1,569	9,194

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,109)	42,996	(736)	5,780	1,892	5,055	1,535	9,415

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	14,322	23,946	2,273	5,107	2,608	3,768	4,686	11,279
Transfers between variable accounts, net	(22,772)	187,796	4,548	(3,252)	3,491	13,937	3,554	865
Transfers—policy charges and deductions	(8,972)	(14,086)	(1,502)	(3,057)	(1,337)	(1,597)	(3,580)	(7,024)
Transfers—surrenders	(8,801)	(11,134)	(1,025)	(3,226)	(560)	(598)	(3,611)	(5,030)
Transfers—other	22	(1,743)	(69)	(169)	(236)	(389)	(240)	(579)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,201)	184,779	4,225	(4,597)	3,966	15,121	809	(489)

NET INCREASE (DECREASE) IN NET ASSETS	(31,310)	227,775	3,489	1,183	5,858	20,176	2,344	8,926

NET ASSETS
Beginning of Period/Year	301,641	73,866	37,157	35,974	32,499	12,323	105,253	96,327

End of Period/Year	$270,331	$301,641	$40,646	$37,157	$38,357	$32,499	$107,597	$105,253

(1)	Formerly named Aggressive Equity Variable Account.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Main Street Core		Emerging Markets		Managed Bond		Inflation Managed
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17	$1,839	$73	$802	$13,580	$8,887	$12,438	$7,896
Net realized gain (loss) from security transactions	(6,309)	(7,413)	1,536	2,444	616	1,661	943	1,422
Change in net unrealized appreciation (depreciation) on investments	5,510	18,672	3,728	10,982	(6,528)	821	(9,382)	479

Net Increase (Decrease) in Net Assets Resulting from Operations	(782)	13,098	5,337	14,228	7,668	11,369	3,999	9,797

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,912	16,263	3,516	5,084	13,950	27,036	7,941	13,838
Transfers between variable accounts, net	(384)	(268)	9,299	5,408	71,139	1,594	31,703	9,493
Transfers—policy charges and deductions	(5,388)	(10,831)	(2,164)	(3,209)	(8,428)	(15,392)	(4,742)	(8,248)
Transfers—surrenders	(4,815)	(11,657)	(1,213)	(2,054)	(5,738)	(15,280)	(14,143)	(5,028)
Transfers—other	(50)	(1,205)	(191)	(406)	(435)	(1,375)	(139)	(430)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,725)	(7,698)	9,247	4,823	70,488	(3,417)	20,620	9,625

NET INCREASE (DECREASE) IN NET ASSETS	(3,507)	5,400	14,584	19,051	78,156	7,952	24,619	19,422

NET ASSETS
Beginning of Period/Year	147,679	142,279	56,485	37,434	225,105	217,153	122,600	103,178

End of Period/Year	$144,172	$147,679	$71,069	$56,485	$303,261	$225,105	$147,219	$122,600

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Money Market		High Yield Bond		Equity Income		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,400	$3,080	$2,485	$5,105	$585	$220	$—	$1,742
Net realized gain (loss) from security transactions	90	(11)	2,358	2,526	576	1,910	5,343	744
Change in net unrealized appreciation (depreciation) on investments	(67)	(16)	(4,492)	(896)	(977)	(231)	(6,434)	10,039

Net Increase (Decrease) in Net Assets Resulting from Operations	2,423	3,053	351	6,735	184	1,899	(1,091)	12,525

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	77,178	229,223	4,019	7,469	1,345	3,671	10,756	21,822
Transfers between variable accounts, net	(134,555)	(174,655)	(4,005)	343	2,491	(1,435)	(23,710)	19,377
Transfers—policy charges and deductions	(12,242)	(26,456)	(2,424)	(4,996)	(723)	(1,303)	(5,774)	(11,136)
Transfers—surrenders	(18,161)	(23,375)	(1,964)	(4,147)	(443)	(659)	(2,503)	(5,201)
Transfers—other	(8,686)	(12,072)	(539)	(228)	(21)	(52)	(857)	(904)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(96,466)	(7,335)	(4,913)	(1,559)	2,649	222	(22,088)	23,958

NET INCREASE (DECREASE) IN NET ASSETS	(94,043)	(4,282)	(4,562)	5,176	2,833	2,121	(23,179)	36,483

NET ASSETS
Beginning of Period/Year	273,645	277,927	77,993	72,817	15,664	13,543	144,430	107,947

End of Period/Year	$179,602	$273,645	$73,431	$77,993	$18,497	$15,664	$121,251	$144,430

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Comstock		Mid-Cap Growth		Real Estate		VN Small-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2005 (2)	2004	2005 (2)	2004	2005 (2)	2004	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,357	$449	$—	$—	$3,268	$2,022	$—
Net realized gain from security transactions	4,124	35	427	679	2,825	1,437	3
Change in net unrealized appreciation (depreciation) on investments	(6,143)	4,178	300	2,632	103	17,135	59

Net Increase (Decrease) in Net Assets Resulting from Operations	(662)	4,662	727	3,311	6,196	20,594	62

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,555	4,133	1,473	3,133	5,306	8,206	29
Transfers between variable accounts, net	3,222	23,031	2,634	2,805	84	10,440	1,360
Transfers—policy charges and deductions	(1,539)	(2,054)	(979)	(1,622)	(2,860)	(4,676)	(16)
Transfers—surrenders	(594)	(905)	(423)	(931)	(1,837)	(2,518)	(4)
Transfers—other	1,619	1,171	2	(169)	(459)	(644)	7

Net Increase in Net Assets Derived from Policy Transactions	5,263	25,376	2,707	3,216	234	10,808	1,376

NET INCREASE IN NET ASSETS	4,601	30,038	3,434	6,527	6,430	31,402	1,438

NET ASSETS
Beginning of Period/Year	45,781	15,743	20,340	13,813	79,629	48,227	—

End of Period/Year	$50,382	$45,781	$23,774	$20,340	$86,059	$79,629	$1,438

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	American Funds Growth-Income	American Funds Growth
	Variable Account (1)	Variable Account (1)	Variable Account I		Variable Account II
	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	June 30,	June 30,	December 31,	June 30,	December 31,
	2005 (2)	2005 (2)	2005 (2)	2004	2005 (2)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$936	$3,229	$1	$65
Net realized gain (loss) from security transactions	83	156	225	(1)	686	(997)
Change in net unrealized appreciation (depreciation) on investments	166	452	(3,425)	6,980	(294)	3,390

Net Increase (Decrease) in Net Assets Resulting from Operations	249	608	(2,264)	10,208	393	2,458

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	290	399	2,779	5,481	1,702	3,628
Transfers between variable accounts, net	11,969	15,213	14,934	4,023	(1,176)	3,288
Transfers—policy charges and deductions	(148)	(190)	(1,864)	(2,445)	(922)	(1,625)
Transfers—surrenders	(55)	(75)	(746)	(902)	(497)	(486)
Transfers—other	27	74	(119)	(473)	(106)	(171)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	12,083	15,421	14,984	5,684	(999)	4,634

NET INCREASE (DECREASE) IN NET ASSETS	12,332	16,029	12,720	15,892	(606)	7,092

NET ASSETS
Beginning of Period/Year	—	—	55,571	39,679	26,763	19,671

End of Period/Year	$12,332	$16,029	$68,291	$55,571	$26,157	$26,763

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

					Fidelity VIP Contrafund	Fidelity VIP Growth
					Service Class 2	Service Class 2
	Variable Account III		Variable Account V		Variable Account (1)	Variable Account (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	June 30,
	2005 (2)	2004	2005 (2)	2004	2005 (2)	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$244	$103	$—	$—
Net realized gain (loss) from security transactions	2,822	5,984	331	160	(2)	—
Change in net unrealized appreciation (depreciation) on investments	(3,120)	(2,980)	(567)	984	235	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(298)	3,004	8	1,247	233	—

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,492	4,143	849	825	102	1
Transfers between variable accounts, net	(12,856)	5,245	5,677	2,792	14,032	18
Transfers—policy charges and deductions	(1,168)	(2,233)	(386)	(344)	(40)	—
Transfers—surrenders	(602)	(1,068)	(120)	(59)	(19)	—
Transfers—other	(104)	324	(117)	(28)	1,433	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,238)	6,411	5,903	3,186	15,508	19

NET INCREASE (DECREASE) IN NET ASSETS	(12,536)	9,415	5,911	4,433	15,741	19

NET ASSETS
Beginning of Period/Year	48,474	39,059	9,117	4,684	—	—

End of Period/Year	$35,938	$48,474	$15,028	$9,117	$15,741	$19

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Mercury Basic Value	Mercury Global Allocation
	Service Class 2	Service Class 2	V.I. Fund Class III	V.I. Fund Class III
	Variable Account (1)	Variable Account (1)	Variable Account (1)	Variable Account (1)
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,
	2005 (2)	2005 (2)	2005 (2)	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—
Net realized gain (loss) from security transactions	(1)	11	—	—
Change in net unrealized appreciation (depreciation) on investments	31	2	(1)	4

Net Increase (Decrease) in Net Assets Resulting from Operations	30	13	(1)	4

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	61	3	1	17
Transfers between variable accounts, net	965	83	76	534
Transfers—policy charges and deductions	(13)	(3)	(1)	(9)
Transfers—surrenders	(10)	(9)	(10)	(9)
Transfers—other	—	—	(1)	(3)

Net Increase in Net Assets Derived from Policy Transactions	1,003	74	65	530

NET INCREASE IN NET ASSETS	1,033	87	64	534

NET ASSETS
Beginning of Period	—	—	—	—

End of Period	$1,033	$87	$64	$534

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Unaudited. See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	T. Rowe Price Blue Chip	T. Rowe Price Equity Income	Van Eck Worldwide Hard
	Growth Portfolio—II	Portfolio—II	Assets Fund
	Variable Account (1)	Variable Account (1)	Variable Account (1)
	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2005 (2)	2005 (2)	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$24	$—
Net realized loss from security transactions	(1)	—	(14)
Change in net unrealized appreciation (depreciation) on investments	4	(44)	389

Net Increase (Decrease) in Net Assets Resulting from Operations	3	(20)	375

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	19	79	86
Transfers between variable accounts, net	126	5,982	4,831
Transfers—policy charges and deductions	(4)	(24)	(36)
Transfers—surrenders	—	(44)	(15)
Transfers—other	(1)	(11)	(20)

Net Increase in Net Assets Derived from Policy Transactions	140	5,982	4,846

NET INCREASE IN NET ASSETS	143	5,962	5,221

NET ASSETS
Beginning of Period	—	—	—

End of Period	$143	$5,962	$5,221

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each period or year ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

	AUV			Ratios of
	at	Number	Total	Investment
	End	of	Net	Income to
	of	Units	Assets	Average Net	Total
For the Period or Year Ended	Period/Year	Outstanding	(in $000’s)	Assets (1)	Returns (2)

Blue Chip
01/01/2005 - 06/30/2005 (Unaudited)	$7.33	6,807,573	$49,901	0.01%	(2.69%)
2004	7.53	8,859,994	66,740	0.73%	4.65%
2003	7.20	6,371,597	45,862	0.27%	25.36%
2002	5.74	4,934,487	28,332	0.14%	(25.94%)
01/04/2001 - 12/31/2001 (3)	7.75	2,811,771	21,799	0.12%	(21.39%)

Aggressive Growth
01/01/2005 - 06/30/2005 (Unaudited)	$8.77	2,259,139	$19,808	0.00%	(0.69%)
2004	8.83	1,902,700	16,799	0.00%	11.88%
2003	7.89	779,123	6,148	0.00%	26.66%
2002	6.23	538,452	3,355	0.00%	(22.32%)
01/04/2001 - 12/31/2001 (3)	8.02	687,433	5,514	0.00%	(18.82%)

Financial Services
01/01/2005 - 06/30/2005 (Unaudited)	$10.66	646,455	$6,891	1.50%	(3.01%)
2004	10.99	637,866	7,011	0.92%	8.72%
2003	10.11	524,534	5,303	0.83%	29.00%
2002	7.84	425,502	3,334	0.27%	(14.59%)
01/04/2001 - 12/31/2001 (3)	9.17	292,594	2,685	0.49%	(7.97%)

Diversified Research
01/01/2005 - 06/30/2005 (Unaudited)	$12.19	5,013,614	$61,097	0.00%	(1.55%)
2004	12.38	4,639,224	57,426	0.63%	11.20%
2003	11.13	3,940,814	43,866	0.48%	32.63%
2002	8.39	1,569,725	13,175	0.29%	(24.19%)
2001 (3)	11.07	1,981,854	21,942	0.27%	(2.05%)

Equity
01/01/2005 - 06/30/2005 (Unaudited)	$11.25	4,096,611	$46,075	0.07%	(3.44%)
2004	11.65	4,204,821	48,978	0.79%	5.14%
2003	11.08	4,520,255	50,077	0.38%	24.33%
2002	8.91	4,498,857	40,086	0.40%	(26.51%)
2001 (3)	12.12	4,379,878	53,102	6.78%	(20.84%)

Technology
01/01/2005 - 06/30/2005 (Unaudited)	$4.84	1,880,970	$9,104	0.00%	(1.82%)
2004	4.93	1,963,166	9,678	0.00%	3.67%
2003	4.76	1,902,193	9,046	0.00%	42.58%
2002	3.34	955,613	3,187	0.00%	(46.34%)
01/05/2001 - 12/31/2001 (3)	6.22	627,943	3,903	0.00%	(36.41%)

Short Duration Bond
01/01/2005 - 06/30/2005 (Unaudited)	$10.30	3,668,238	$37,772	2.83%	0.77%
2004	10.22	3,222,976	32,933	2.57%	1.21%
05/01/2003 - 12/31/2003	10.10	1,732,267	17,489	2.67%	0.96%

Concentrated Growth (4)
01/01/2005 - 06/30/2005 (Unaudited)	$4.25	1,312,669	$5,581	0.00%	(4.26%)
2004	4.44	1,376,886	6,114	0.00%	12.66%
2003	3.94	1,543,338	6,084	0.00%	43.22%
2002	2.75	1,139,068	3,135	0.00%	(38.62%)
2001 (3)	4.48	904,785	4,057	0.00%	(32.93%)

Growth LT
01/01/2005 - 06/30/2005 (Unaudited)	$36.03	7,721,758	$278,229	0.08%	(2.09%)
2004	36.80	8,117,880	298,732	0.00%	10.40%
2003	33.33	8,820,098	293,997	0.00%	33.98%
2002	24.88	9,178,024	228,344	0.99%	(28.97%)
2001 (3)	35.03	9,878,677	346,022	17.28%	(28.84%)

Focused 30
01/01/2005 - 06/30/2005 (Unaudited)	$8.62	1,508,781	$13,012	0.07%	4.49%
2004	8.25	1,076,135	8,882	0.06%	14.85%
2003	7.19	734,167	5,276	0.00%	42.26%
2002	5.05	440,228	2,224	0.17%	(29.41%)
2001 (3)	7.16	264,148	1,890	0.07%	(13.24%)

Health Sciences
01/01/2005 - 06/30/2005 (Unaudited)	$10.80	1,258,906	$13,599	4.40%	2.65%
2004	10.52	1,164,155	12,251	0.00%	7.54%
2003	9.79	1,003,438	9,819	0.00%	27.82%
2002	7.66	812,945	6,224	0.00%	(23.30%)
01/04/2001 - 12/31/2001 (3)	9.98	598,921	5,978	0.00%	1.04%

Mid-Cap Value
01/01/2005 - 06/30/2005 (Unaudited)	$20.57	8,327,457	$171,282	17.30%	1.73%
2004	20.22	7,867,057	159,059	0.42%	25.08%
2003	16.16	6,439,885	104,101	0.59%	29.10%
2002	12.52	5,156,119	64,559	6.60%	(14.46%)
2001 (3)	14.64	4,920,202	72,018	3.58%	13.93%

International Value
01/01/2005 - 06/30/2005 (Unaudited)	$23.51	8,501,231	$199,863	0.37%	(1.24%)
2004	23.80	8,918,003	212,291	1.64%	16.42%
2003	20.45	8,873,873	181,446	1.78%	27.71%
2002	16.01	8,707,275	139,406	0.96%	(13.91%)
2001 (3)	18.60	9,153,924	170,229	2.73%	(22.30%)

Capital Opportunities
01/01/2005 - 06/30/2005 (Unaudited)	$7.98	1,285,745	$10,255	0.15%	(2.26%)
2004	8.16	1,941,110	15,841	0.79%	12.69%
2003	7.24	1,720,188	12,457	0.45%	27.13%
2002	5.70	1,421,819	8,099	0.19%	(26.78%)
01/12/2001 - 12/31/2001 (3)	7.78	1,093,055	8,503	0.21%	(21.52%)

International Large-Cap
01/01/2005 - 06/30/2005 (Unaudited)	$7.99	13,802,926	$110,307	0.00%	(2.26%)
2004	8.18	10,780,247	88,145	1.08%	18.61%
2003	6.89	9,224,647	63,594	1.31%	30.52%
2002	5.28	6,711,211	35,449	0.95%	(17.63%)
2001 (3)	6.41	5,031,727	32,264	0.84%	(18.63%)

Equity Index
01/01/2005 - 06/30/2005 (Unaudited)	$44.31	10,912,918	$483,499	0.92%	(0.91%)
2004	44.71	11,113,375	496,919	1.78%	10.58%
2003	40.43	11,037,075	446,273	1.59%	28.29%
2002	31.52	10,892,323	343,290	9.46%	(22.34%)
2001 (3)	40.58	10,509,402	426,521	1.46%	(11.18%)

See Notes to Financial Statements	See explanation of references on H-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment
	End	of	Net	Income to
	of	Units	Assets	Average Net	Total
For the Period or Year Ended	Period/Year	Outstanding	(in $000's)	Assets (1)	Returns (2)

Small-Cap Index
01/01/2005 - 06/30/2005 (Unaudited)	$15.46	17,485,198	$270,331	0.00%	(1.28%)
2004	15.66	19,260,276	301,641	0.84%	17.76%
2003	13.30	5,554,119	73,866	0.71%	46.53%
2002	9.08	3,649,989	33,129	0.82%	(21.19%)
2001 (3)	11.52	3,111,792	35,837	9.13%	2.78%

Fasciano Small Equity (5)
01/01/2005 - 06/30/2005 (Unaudited)	$12.29	3,306,483	$40,646	0.00%	(2.37%)
2004	12.59	2,951,152	37,157	0.66%	18.94%
2003	10.59	3,398,472	35,974	0.53%	33.14%
2002	7.95	3,189,278	25,356	0.00%	(25.09%)
2001 (3)	10.61	2,892,614	30,701	0.00%	(16.90%)

Small-Cap Value
01/01/2005 - 06/30/2005 (Unaudited)	$16.60	2,311,092	$38,357	9.31%	5.10%
2004	15.79	2,058,033	32,499	4.68%	24.41%
05/01/2003 -12/31/2003	12.69	970,884	12,323	1.76%	26.93%

Multi-Strategy
01/01/2005 - 06/30/2005 (Unaudited)	$43.72	2,461,113	$107,597	0.00%	1.39%
2004	43.12	2,441,059	105,253	1.76%	9.81%
2003	39.26	2,453,312	96,327	1.47%	23.28%
2002	31.85	3,315,491	105,601	3.09%	(13.06%)
2001 (3)	36.64	4,275,164	156,631	2.68%	(0.79%)

Main Street Core (6)
01/01/2005 - 06/30/2005 (Unaudited)	$43.17	3,339,651	$144,172	0.02%	(0.46%)
2004	43.37	3,405,144	147,679	1.32%	9.54%
2003	39.59	3,593,636	142,279	1.03%	26.96%
2002	31.19	3,693,237	115,176	0.70%	(28.40%)
2001 (3)	43.56	4,485,299	195,359	1.88%	(7.87%)

Emerging Markets
01/01/2005 - 06/30/2005 (Unaudited)	$15.22	4,670,644	$71,069	0.23%	8.62%
2004	14.01	4,032,143	56,485	1.90%	34.62%
2003	10.41	3,597,135	37,434	1.20%	68.42%
2002	6.18	3,249,820	20,079	0.48%	(3.07%)
2001 (3)	6.37	3,266,714	20,822	0.16%	(9.32%)

Managed Bond
01/01/2005 - 06/30/2005 (Unaudited)	$37.18	8,155,664	$303,261	9.43%	2.61%
2004	36.24	6,211,565	225,105	4.08%	5.38%
2003	34.39	6,314,379	217,153	9.40%	6.24%
2002	32.37	7,163,388	231,892	5.42%	10.93%
2001 (3)	29.18	7,087,634	206,826	5.14%	6.65%

Inflation Managed (7)
01/01/2005 - 06/30/2005 (Unaudited)	$37.88	3,886,180	$147,219	17.03%	2.56%
2004	36.94	3,319,185	122,600	7.02%	8.90%
2003	33.92	3,041,925	103,178	6.09%	8.24%
2002	31.34	3,122,159	97,833	2.28%	15.45%
2001 (3)	27.14	1,561,993	42,395	3.63%	4.28%

Money Market
01/01/2005 - 06/30/2005 (Unaudited)	$20.44	8,788,079	$179,602	2.27%	1.14%
2004	20.21	13,542,076	273,645	1.01%	1.01%
2003	20.01	13,892,825	277,927	0.80%	0.79%
2002	19.85	16,460,385	326,717	1.43%	1.42%
2001 (3)	19.57	11,632,924	227,674	3.70%	3.85%

High Yield Bond
01/01/2005 - 06/30/2005 (Unaudited)	$34.91	2,103,270	$73,431	7.07%	0.35%
2004	34.79	2,241,878	77,993	7.12%	9.42%
2003	31.79	2,290,346	72,817	7.37%	20.29%
2002	26.43	2,075,480	54,855	8.67%	(3.00%)
2001 (3)	27.25	1,987,170	54,147	9.89%	1.17%

Equity Income
01/01/2005 - 06/30/2005 (Unaudited)	$12.34	1,498,601	$18,497	6.68%	0.81%
2004	12.24	1,279,352	15,664	1.41%	12.19%
2003	10.91	1,240,969	13,543	1.59%	26.24%
01/02/2002 - 12/31/2002	8.65	709,867	6,137	1.71%	(13.55%)

Large-Cap Value
01/01/2005 - 06/30/2005 (Unaudited)	$13.39	9,056,608	$121,251	0.00%	(0.33%)
2004	13.43	10,752,848	144,430	1.39%	9.93%
2003	12.22	8,834,486	107,947	1.31%	31.24%
2002	9.31	7,083,069	65,946	1.05%	(22.96%)
2001 (3)	12.08	6,199,163	74,915	3.85%	(3.04%)

Comstock (8)
01/01/2005 - 06/30/2005 (Unaudited)	$10.46	4,815,212	$50,382	6.25%	(0.95%)
2004	10.56	4,333,807	45,781	1.88%	17.17%
2003	9.02	1,746,197	15,743	1.03%	31.38%
2002	6.86	556,955	3,822	0.10%	(22.15%)
2001 (3)	8.82	373,489	3,292	0.43%	(9.20%)

Mid-Cap Growth
01/01/2005 - 06/30/2005 (Unaudited)	$6.85	3,469,189	$23,774	0.00%	2.99%
2004	6.65	3,056,878	20,340	0.00%	21.59%
2003	5.47	2,524,178	13,813	0.00%	30.39%
2002	4.20	1,540,456	6,465	0.00%	(47.03%)
01/04/2001 - 12/31/2001 (3)	7.92	750,712	5,948	0.00%	(19.83%)

Real Estate (9)
01/01/2005 - 06/30/2005 (Unaudited)	$29.32	2,935,537	$86,059	8.48%	7.94%
2004	27.16	2,931,932	79,629	3.37%	37.62%
2003	19.74	2,443,728	48,227	5.29%	37.52%
2002	14.35	2,264,017	32,490	5.71%	(0.32%)
2001 (3)	14.40	1,471,261	21,181	4.06%	8.79%

VN Small-Cap Value (10)
05/03/2005 - 06/30/2005 (Unaudited)	$10.79	133,279	$1,438	0.00%	7.88%

American Funds Growth-Income (10)
05/03/2005 - 06/30/2005 (Unaudited)	$10.38	1,187,934	$12,332	0.00%	3.81%

American Funds Growth (10)
05/03/2005 - 06/30/2005 (Unaudited)	$10.69	1,498,743	$16,029	0.00%	6.95%

See Notes to Financial Statements	See explanation of references on H-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment
	End	of	Net	Income to
	of	Units	Assets	Average Net	Total
For the Period or Year Ended	Period/Year	Outstanding	(in $000’s)	Assets (1)	Returns (2)

I
01/01/2005 - 06/30/2005 (Unaudited)	$24.02	2,843,342	$68,291	3.09%	(3.55%)
2004	24.90	2,231,535	55,571	7.23%	24.00%
2003	20.08	1,975,752	39,679	1.27%	47.43%
2002	13.62	1,725,503	23,506	4.65%	(15.30%)
2001 (3)	16.08	1,503,806	24,187	5.27%	(12.77%)

II
01/01/2005 - 06/30/2005 (Unaudited)	$18.64	1,403,172	$26,157	0.01%	1.44%
2004	18.38	1,456,339	26,763	0.30%	11.19%
2003	16.53	1,190,189	19,671	0.28%	34.58%
2002	12.28	887,140	10,894	0.27%	(26.52%)
2001 (3)	16.71	679,453	11,356	0.11%	(22.46%)

III
01/01/2005 - 06/30/2005 (Unaudited)	$25.70	1,398,399	$35,938	0.00%	1.11%
2004	25.42	1,907,181	48,474	0.00%	9.33%
2003	23.25	1,680,154	39,059	0.00%	55.89%
2002	14.91	1,128,715	16,832	0.00%	(25.28%)
2001 (3)	19.96	999,083	19,940	0.84%	(0.36%)

V
01/01/2005 - 06/30/2005 (Unaudited)	$13.03	1,153,384	$15,028	3.82%	(0.45%)
2004	13.09	696,561	9,117	1.77%	22.60%
2003	10.68	438,776	4,684	0.91%	29.65%
02/06/2002 - 12/31/2002	8.23	210,060	1,730	1.22%	(17.66%)

Fidelity VIP Contrafund Service Class 2 (10)
02/15/2005 - 06/30/2005 (Unaudited)	$10.19	1,544,032	$15,741	0.00%	1.95%

Fidelity VIP Growth Service Class 2 (10)
02/15/2005 - 06/30/2005 (Unaudited)	$9.88	1,917	$19	0.00%	(1.22%)

Fidelity VIP Mid Cap Service Class 2 (10)
02/15/2005 - 06/30/2005 (Unaudited)	$10.11	102,167	$1,033	0.00%	1.14%

Fidelity VIP Value Strategies (10) Services Class 2
02/15/2005 - 06/30/2005 (Unaudited)	$9.86	8,805	$87	0.00%	(1.35%)

Mercury Basic Value V.I. Fund Class III (10)
02/15/2005 - 06/30/2005 (Unaudited)	$9.65	6,646	$64	1.33%	(3.54%)

Mercury Global Allocation V.I. (10) Fund Class III
02/15/2005 - 06/30/2005 (Unaudited)	$10.00	53,385	$534	0.21%	0.03%

T. Rowe Price Blue Chip Growth (10) Portfolio — II
02/15/2005 - 06/30/2005 (Unaudited)	$9.98	14,343	$143	0.00%	(0.22%)

T. Rowe Price Equity Income (10) Portfolio — II
02/15/2005 - 06/30/2005 (Unaudited)	$9.89	602,620	$5,962	4.33%	(1.06%)

Van Eck Worldwide Hard Assets Fund (10)
02/15/2005 - 06/30/2005 (Unaudited)	$11.01	474,255	$5,221	0.00%	10.08%

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior to 05/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(5)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(6)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(7)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(8)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(9)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(10)	Operations commenced during 2005 (See Note 1 to Financial Statement).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2005 is comprised of forty-seven subaccounts called Variable Accounts. Each variable account invests in a corresponding series of Pacific Select Fund, M Fund, Fidelity® Variable Insurance Products Funds, FAM Variable Series Funds, Inc., T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (each, a “Fund” and collectively, the “Funds”). The following is a list of the Variable Accounts investing in each Fund:
Pacific Select Fund:
Blue Chip Variable Account
Aggressive Growth Variable Account
Financial Services Variable Account
Diversified Research Variable Account
Equity Variable Account
Technology Variable Account
Short Duration Bond Variable Account
Concentrated Growth (formerly I-Net TollkeeperSM) Variable Account
Growth LT Variable Account
Focused 30 Variable Account
Health Sciences Variable Account
Mid-Cap Value Variable Account
International Value Variable Account
Capital Opportunities Variable Account
International Large-Cap Variable Account
Equity Index Variable Account
Small-Cap Index Variable Account
Fasciano Small Equity (formerly Aggressive Equity) Variable Account
Small-Cap Value Variable Account
Multi-Strategy Variable Account
Main Street® Core Variable Account
Emerging Markets Variable Account
Managed Bond Variable Account
Inflation Managed Variable Account
Money Market Variable Account
High Yield Bond Variable Account
Equity Income Variable Account
Large-Cap Value Variable Account
Comstock Variable Account
Mid-Cap Growth Variable Account
Real Estate Variable Account
VN Small-Cap Value Variable Account
American Funds® Growth-Income Variable Account
American Funds® Growth Variable Accounts
M Fund, Inc.:
Variable Account I (Brandes International Equity)
Variable Account II (Turner Core Growth)
Variable Account III (Frontier Capital Appreciation)
Variable Account V (Business Opportunity Value)
Fidelity® Variable Insurance Products Funds:
Fidelity VIP Contrafund® Service Class 2 Variable Account
Fidelity VIP Growth Service Class 2 Variable Account
Fidelity VIP Mid Cap Service Class 2 Variable Account
Fidelity VIP Value Strategies Service Class 2 Variable Account
FAM Variable Series Funds, Inc. (formerly Merrill Lynch Variable Series Funds, Inc.):
Mercury Basic Value V.I. Fund Class III Variable Account (formerly Merrill Lynch Basic Value V.I. Fund Class III Variable Account)
Mercury Global Allocation V.I. Fund Class III Variable Account (formerly Merrill Lynch Global Allocation V.I. Fund Class III Variable Account)
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio — II Variable Account
T. Rowe Price Equity Income Portfolio — II Variable Account
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Hard Assets Fund Variable Account
     I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., Main Street is a registered trademark of OppenheimerFunds, Inc., American Funds is a registered trademark of American Funds Distributors, Inc., and Fidelity and Contrafund are registered trademarks of FMR Co., Inc. Each portfolio/fund pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission twelve new Variable Accounts that began operations in 2005: the VN Small-Cap Value, American Funds Growth-Income, American Funds Growth, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Mercury Basic Value V.I. Fund Class III, Mercury Global Allocation V.I. Fund Class III, T. Rowe Price Blue Chip Growth Portfolio — II, T. Rowe Price Equity Income Portfolio — II, and Van Eck Worldwide Hard Assets Fund Variable Accounts. The VN Small-Cap Value, American Funds Growth-Income, and American Funds Growth Variable Accounts commenced operations on May 3, 2005. The other nine Variable Accounts commenced operations on February 15, 2005.
     The net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), in exchange for shares of the Surviving Portfolio (the “Reorganization”). The Reorganization took place on April 30, 2004. In connection with the Reorganization, a total of 4,624,693 outstanding accumulation units (valued at $209,557,926) of the

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Small-Cap Equity Variable Account were exchanged for 15,637,302 accumulation units with equal value of the Small-Cap Index Variable account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios/funds. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. DIVIDENDS
     During the six-month period ended June 30, 2005, the Funds declared dividends for all Portfolios/Funds except for Aggressive Growth, Diversified Research, Technology, Concentrated Growth, International Large-Cap, Small-Cap Index, Fasciano Small Equity, Multi-Strategy, Large-Cap Value, Mid-Cap Growth, VN Small-Cap Value, American Funds Growth-Income, American Funds Growth, Frontier Capital Appreciation, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Growth Services Class 2, Fidelity VIP Mid Cap Services Class 2, Fidelity VIP Value Strategies Services Class 2, T. Rowe Price Blue Chip Growth Portfolio-II, and Van Eck Worldwide Hard Assets Portfolios/Funds. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios/funds.
5. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
6. SUBSTITUTION EVENT
     On January 19, 2005, the Pacific Select Fund’s Board of Trustees approved filing an application with the Securities and Exchange Commission (“SEC”) for an order of approval for the substitution of Equity Income Portfolio, the underlying portfolio for the Equity Income Variable Account, with shares of the American Funds Growth-Income Portfolio, the underlying portfolio for the American Funds Growth-Income Variable Account. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for the American Funds Growth-Income Portfolio.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES
     The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of June 30, 2005, were as follows (amounts in thousands):

	Variable Accounts
	Blue	Aggressive	Financial	Diversified			Short
	Chip	Growth	Services	Research	Equity	Technology	Duration Bond

Total cost of investments at beginning of period	$61,763	$14,641	$6,096	$50,750	$48,710	$9,258	$33,382
Add: Total net proceeds from policy transactions	21,368	11,815	659	13,633	4,498	1,123	12,611
Reinvested distributions from the Funds	4	—	51	—	15	—	504

Sub-Total	83,135	26,456	6,806	64,383	53,223	10,381	46,497
Less: Cost of investments disposed during the period	34,064	7,357	429	7,127	7,867	1,539	8,272

Total cost of investments at end of period	49,071	19,099	6,377	57,256	45,356	8,842	38,225
Add: Unrealized appreciation (depreciation)	830	709	514	3,841	719	262	(453)

Total market value of investments at end of period	$49,901	$19,808	$6,891	$61,097	$46,075	$9,104	$37,772

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital
	Growth (1)	LT	30	Sciences	Value	Value	Opportunities

Total cost of investments at beginning of period	$5,328	$367,826	$7,251	$10,813	$123,371	$160,640	$13,459
Add: Total net proceeds from policy transactions	736	10,295	5,438	2,546	40,440	16,013	6,379
Reinvested distributions from the Funds	—	118	4	272	13,299	383	11

Sub-Total	6,064	378,239	12,693	13,631	177,110	177,036	19,849
Less: Cost of investments disposed during the period	885	49,812	1,171	1,257	24,326	17,746	9,945

Total cost of investments at end of period	5,179	328,427	11,522	12,374	152,784	159,290	9,904
Add: Unrealized appreciation (depreciation)	402	(50,198)	1,490	1,225	18,498	40,573	351

Total market value of investments at end of period	$5,581	$278,229	$13,012	$13,599	$171,282	$199,863	$10,255

	International	Equity	Small-Cap	Fasciano	Small-Cap	Multi-	Main
	Large-Cap	Index	Index	Small Equity (2)	Value	Strategy	Street Core

Total cost of investments at beginning of period	$74,030	$513,664	$258,971	$28,010	$27,335	$95,329	$148,096
Add: Total net proceeds from policy transactions	29,625	27,213	12,705	9,953	14,905	7,693	15,859
Reinvested distributions from the Funds	—	2,208	—	—	1,729	—	17

Sub-Total	103,655	543,085	271,676	37,963	43,969	103,022	163,972
Less: Cost of investments disposed during the period	4,157	44,030	34,002	4,944	7,997	6,917	24,892

Total cost of investments at end of period	99,498	499,055	237,674	33,019	35,972	96,105	139,080
Add: Unrealized appreciation (depreciation)	10,809	(15,556)	32,657	7,627	2,385	11,492	5,092

Total market value of investments at end of period	$110,307	$483,499	$270,331	$40,646	$38,357	$107,597	$144,172

	Emerging	Managed	Inflation	Money	High Yield	Equity	Large-Cap
	Markets	Bond	Managed	Market	Bond	Income	Value

Total cost of investments at beginning of period	$32,961	$222,217	$117,914	$273,771	$73,734	$13,956	$122,285
Add: Total net proceeds from policy transactions	11,865	80,924	36,002	132,102	32,171	6,051	18,732
Reinvested distributions from the Funds	73	13,580	12,438	2,400	2,485	585	—

Sub-Total	44,899	316,721	166,354	408,273	108,390	20,592	141,017
Less: Cost of investments disposed during the period	1,082	9,820	14,439	228,478	34,727	2,826	35,477

Total cost of investments at end of period	43,817	306,901	151,915	179,795	73,663	17,766	105,540
Add: Unrealized appreciation (depreciation)	27,252	(3,640)	(4,696)	(193)	(232)	731	15,711

Total market value of investments at end of period	$71,069	$303,261	$147,219	$179,602	$73,431	$18,497	$121,251

				VN	American	American
		Mid-Cap	Real	Small-Cap	Funds	Funds
	Comstock	Growth	Estate	Value (3)	Growth-Income (3)	Growth (3)	I

Total cost of investments at beginning of period	$39,521	$16,837	$54,878	$—	$—	$—	$43,870
Add: Total net proceeds from policy transactions	22,217	4,701	7,593	2,088	17,619	23,000	16,923
Reinvested distributions from the Funds	1,357	—	3,268	—	—	—	936

Sub-Total	63,095	21,538	65,739	2,088	17,619	23,000	61,729
Less: Cost of investments disposed during the period	12,830	1,567	4,533	709	5,453	7,423	1,713

Total cost of investments at end of period	50,265	19,971	61,206	1,379	12,166	15,577	60,016
Add: Unrealized appreciation	117	3,803	24,853	59	166	452	8,275

Total market value of investments at end of period	$50,382	$23,774	$86,059	$1,438	$12,332	$16,029	$68,291

(1)	Concentrated Growth Variable Account was formerly named I-Net Tollkeeper Variable Account.

(2)	Fasciano Small Equity Variable Account was formerly named Aggressive Equity Variable Account.

(3)	Operations commenced during 2005.

(See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Variable Accounts
				Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
				Contrafund	Growth	Mid-Cap	Value Strategies
				Service	Service	Service	Service
	II	III	V	Class 2 (1)	Class 2 (1)	Class 2 (1)	Class 2 (1)

Total cost of investments at beginning of period	$22,465	$42,262	$7,361	$—	$—	$—	$—
Add: Total net proceeds from policy transactions	3,355	8,609	6,867	15,672	30	1,023	284
Reinvested distributions from the Funds	1	—	244	—	—	—	—

Sub-Total	25,821	50,871	14,472	15,672	30	1,023	284
Less: Cost of investments disposed during the period	3,669	18,025	632	166	11	21	199

Total cost of investments at end of period	22,152	32,846	13,840	15,506	19	1,002	85
Add: Unrealized appreciation	4,005	3,092	1,188	235	—	31	2

Total market value of investments at end of period	$26,157	$35,938	$15,028	$15,741	$19	$1,033	$87

	Mercury	Mercury	T. Rowe Price	T. Rowe Price	Van Eck
	Basic Value	Global Allocation	Blue Chip	Equity	Worldwide
	V.I. Fund	V.I. Fund	Growth	Income	Hard Assets
	Class III (1)	Class III (1)	Portfolio-II (1)	Portfolio-II (1)	Fund (1)

Total cost of investments at beginning of period	$—	$—	$—	$—	$—
Add: Total net proceeds from policy transactions	77	544	146	6,038	5,235
Reinvested distributions from the Funds	—	—	—	24	—

Sub-Total	77	544	146	6,062	5,235
Less: Cost of investments disposed during the period	11	14	6	55	403

Total cost of investments at end of period	66	530	140	6,007	4,832
Add: Unrealized appreciation (depreciation)	(2)	4	3	(45)	389

Total market value of investments at end of period	$64	$534	$143	$5,962	$5,221

8. TRANSACTIONS IN SEPARATE ACCOUNT UNITS
     Transactions in Separate Account units for the period ended June 30, 2005, were as follows (units in thousands):

	Variable Accounts
	Blue	Aggressive	Financial	Diversified			Short
	Chip	Growth	Services	Research	Equity	Technology	Duration Bond

Total units outstanding at beginning of period	8,860	1,903	638	4,639	4,205	1,963	3,223
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	905	125	51	302	247	161	291
(b) Transfers between variable accounts, net	(2,303)	164	(2)	345	(88)	(104)	362
(c) Transfers—policy charges and deductions	(442)	(64)	(31)	(163)	(168)	(97)	(133)
(d) Transfers—surrenders	(144)	(33)	(8)	(88)	(91)	(73)	(59)
(e) Transfers—other	(68)	164	(2)	(21)	(8)	31	(16)

Sub-Total	(2,052)	356	8	375	(108)	(82)	445

Total units outstanding at end of period	6,808	2,259	646	5,014	4,097	1,881	3,668

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital
	Growth (2)	LT	30	Sciences	Value	Value	Opportunities

Total units outstanding at beginning of period	1,377	8,118	1,076	1,164	7,867	8,918	1,941
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	94	498	71	91	479	548	185
(b) Transfers between variable accounts, net	(71)	(290)	450	77	385	(423)	(700)
(c) Transfers—policy charges and deductions	(66)	(330)	(54)	(53)	(283)	(301)	(96)
(d) Transfers—surrenders	(17)	(263)	(28)	(12)	(145)	(214)	(34)
(e) Transfers—other	(4)	(11)	(6)	(8)	24	(27)	(10)

Sub-Total	(64)	(396)	433	95	460	(417)	(655)

Total units outstanding at end of period	1,313	7,722	1,509	1,259	8,327	8,501	1,286

(1)	Operations commenced during 2005

(2)	Concentrated Growth Variable Account was formerly named I-Net Tollkeeper Variable Account.

(See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Variable Accounts
	International	Equity	Small-Cap	Fasciano	Small-Cap	Multi-	Main
	Large-Cap	Index	Index	Small Equity (1)	Value	Strategy	Street Core

Total units outstanding at beginning of period	10,780	11,113	19,260	2,951	2,058	2,441	3,405
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	900	633	970	187	165	109	190
(b) Transfers between variable accounts, net	2,924	(153)	(1,543)	385	214	84	(9)
(c) Transfers—policy charges and deductions	(499)	(384)	(608)	(124)	(84)	(83)	(129)
(d) Transfers—surrenders	(247)	(267)	(596)	(84)	(35)	(85)	(116)
(e) Transfers—other	(55)	(29)	2	(9)	(7)	(5)	(1)

Sub-Total	3,023	(200)	(1,775)	355	253	20	(65)

Total units outstanding at end of period	13,803	10,913	17,485	3,306	2,311	2,461	3,340

	Emerging	Managed	Inflation	Money	High Yield	Equity	Large-Cap
	Markets	Bond	Managed	Market	Bond	Income	Value

Total units outstanding at beginning of period	4,032	6,212	3,319	13,542	2,242	1,279	10,753
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	244	383	214	3,799	117	111	817
(b) Transfers between variable accounts, net	642	1,962	860	(6,635)	(112)	206	(1,825)
(c) Transfers—policy charges and deductions	(150)	(231)	(128)	(603)	(70)	(60)	(438)
(d) Transfers—surrenders	(84)	(158)	(375)	(892)	(57)	(37)	(189)
(e) Transfers—other	(13)	(12)	(4)	(423)	(17)	—	(61)

Sub-Total	639	1,944	567	(4,754)	(139)	220	(1,696)

Total units outstanding at end of period	4,671	8,156	3,886	8,788	2,103	1,499	9,057

				VN	American	American
		Mid-Cap	Real	Small-Cap	Funds	Funds
	Comstock	Growth	Estate	Value (2)	Growth-Income (2)	Growth (2)	I

Total units outstanding at beginning of period	4,334	3,057	2,932	—	—	—	2,232
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	245	224	200	3	28	38	114
(b) Transfers between variable accounts, net	289	401	(2)	133	1,182	1,490	609
(c) Transfers—policy charges and deductions	(148)	(149)	(108)	(2)	(14)	(18)	(76)
(d) Transfers—surrenders	(57)	(64)	(69)	—	(5)	(7)	(30)
(e) Transfers—other	152	—	(17)	(1)	(3)	(4)	(6)

Sub-Total	481	412	4	133	1,188	1,499	611

Total units outstanding at end of period	4,815	3,469	2,936	133	1,188	1,499	2,843

				Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
				Contrafund	Growth	Mid Cap	Value Strategies
				Service	Service	Service	Service
	II	III	V	Class 2 (2)	Class 2 (2)	Class 2 (2)	Class 2 (2)

Total units outstanding at beginning of period	1,456	1,907	697	—	—	—	—
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	94	100	66	10	—	6	—
(b) Transfers between variable accounts, net	(63)	(534)	438	1,400	2	98	10
(c) Transfers—policy charges and deductions	(51)	(47)	(30)	(4)	—	(1)	—
(d) Transfers—surrenders	(27)	(24)	(9)	(2)	—	(1)	(1)
(e) Transfers—other	(6)	(4)	(9)	140	—	—	—

Sub-Total	(53)	(509)	456	1,544	2	102	9

Total units outstanding at end of period	1,403	1,398	1,153	1,544	2	102	9

(1)	Fasciano Small Equity Variable Account was formerly named Aggressive Equity Variable Account.

(2)	Operations commenced during 2005

(See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Variable Accounts
	Mercury	Mercury	T. Rowe Price	T. Rowe Price	Van Eck
	Basic Value	Global Allocation	Blue Chip	Equity	Worldwide
	V.I. Fund	V.I. Fund	Growth	Income	Hard Assets
	Class III (1)	Class III (1)	Portfolio-II (1)	Portfolio-II (1)	Fund (1)

Total units outstanding at beginning of period	—	—	—	—	—
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	—	2	2	8	9
(b) Transfers between variable accounts, net	8	54	13	603	471
(c) Transfers—policy charges and deductions	—	(1)	(1)	(3)	(3)
(d) Transfers—surrenders	(1)	(1)	—	(4)	(1)
(e) Transfers—other	—	(1)	—	(1)	(2)

Sub-Total	7	53	14	603	474

Total units outstanding at end of period	7	53	14	603	474

(1)	Operations commenced during 2005

(See Note 1 to Financial Statements).

Semi-Annual Report
as of June 30, 2005

•	Pacific Select Fund
•	Pacific Select Exec Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Client Services Department
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-17794-15